Assets Pledged and Received as Collateral (Tables)	12 Months Ended
Mar. 31, 2022
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Carrying Amounts of Assets Pledged as Collateral
The carrying amounts of assets pledged as collateral at March 31, 2022 and 2021 were as follows:

	At March 31,
	2022	2021

	(In millions)
Cash and deposits with banks	¥201,859	¥15,505
Trading assets	2,333,497	1,965,059
Debt instruments at amortized cost	22,300	22,300
Debt instruments at fair value through other comprehensive income	22,873,692	20,477,063
Equity instruments at fair value through other comprehensive income	5,334	4,136
Loans and advances	11,223,871	10,268,344
Other assets	2,960,376	2,305,749

Total	¥39,620,929	¥35,058,156